Deposits from customers (Tables)	12 Months Ended
Dec. 31, 2017
Deposits from customers (Tables) [Abstract]
Composition by nature

Composition by nature

	R$ thousand
	On December 31
	2017	2016
Demand deposits	33,058,324	32,521,234
Savings deposits	103,332,697	97,088,828
Time deposits	125,617,424	103,137,867
Total	262,008,445	232,747,929